Note 2 - Risks and Uncertainties (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended		72 Months Ended	78 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2014
Net Income (Loss) Attributable to Parent	$ (1,414,000)	$ (978,000)	$ (6,988,000)	$ (1,799,000)	$ (5,112,000)	$ (4,927,000)	$ (18,800,000)	$ (25,800,000)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations			(2,358,000)	(631,000)	(2,398,000)	(3,897,000)
Cash and Cash Equivalents, at Carrying Value	1,194,000	$ 1,898,000	1,194,000	$ 1,898,000	438,000	925,000	438,000	1,194,000	$ 1,654,000
Working Capital	(240,000)		(240,000)		(4,600,000)		(4,600,000)	(240,000)
Stockholders' Equity Attributable to Parent	$ (955,000)		$ (955,000)		$ (4,642,000)	$ (2,681,000)	$ (4,642,000)	$ (955,000)	$ (1,316,000)